Business Acquisitions Business Acquisitions - November 2015 Drop Down Assets (Details)				3 Months Ended																6 Months Ended				7 Months Ended	12 Months Ended
		Feb. 19, 2016 USD ($)	Nov. 03, 2015 USD ($)	Jun. 30, 2016 USD ($) MW		Mar. 31, 2016 USD ($) MW		Dec. 31, 2015 USD ($) MW		Sep. 30, 2015 USD ($) [8]	Jun. 30, 2015 USD ($)	[8]	Mar. 31, 2015 USD ($)	[8]	Dec. 31, 2014 USD ($)		Sep. 30, 2014 USD ($) [8]	Jun. 30, 2014 USD ($) [8]	Mar. 31, 2014 USD ($) [8]	Jun. 30, 2016 USD ($) MW		Jun. 30, 2015 USD ($)	[9]	Jul. 22, 2013 USD ($)	Dec. 31, 2015 USD ($) MW		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Nov. 02, 2015 USD ($) MW
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts | MW				4,686	[1]	4,687	[2]	4,687	[3]											4,686	[1]				4,687	[3]
Business Acquisition, Consideration Transferred, Working Capital															$ 1,000,000												$ 1,000,000
Long-term Debt and Capital Lease Obligations, Including Current Maturities															5,731,000,000												5,731,000,000
Current assets				$ 411,000,000		$ 350,000,000	[4]	$ 416,000,000	[4],[5]						828,000,000					$ 411,000,000					$ 416,000,000	[4],[5]	828,000,000
Property, Plant and Equipment, Net				5,761,000,000		5,834,000,000	[4]	5,878,000,000	[4],[5]						6,009,000,000	[5]				5,761,000,000					5,878,000,000	[4],[5]	6,009,000,000	[5]
Assets				8,508,000,000		8,549,000,000	[4]	8,689,000,000	[4],[5]						8,794,000,000					8,508,000,000					8,689,000,000	[4],[5]	8,794,000,000
Other Liabilities															331,000,000												331,000,000
Liabilities				5,853,000,000		5,894,000,000	[4]	5,951,000,000	[4],[6]						6,062,000,000	[6]				5,853,000,000					5,951,000,000	[4],[6]	6,062,000,000	[6]
Net Assets															2,732,000,000												2,732,000,000
Operating revenues				283,000,000		234,000,000	[7]	224,000,000		$ 256,000,000	$ 259,000,000	[9]	$ 214,000,000	[7]	225,000,000	[8]	$ 230,000,000	$ 219,000,000	$ 154,000,000	517,000,000		$ 473,000,000			953,000,000	[10]	828,000,000	[10]	$ 434,000,000	[10]
Operating Income				128,000,000		72,000,000	[7]	70,000,000		101,000,000	99,000,000	[9]	50,000,000	[7]	74,000,000	[8]	97,000,000	82,000,000	53,000,000	200,000,000		149,000,000			320,000,000	[10]	306,000,000	[10]	181,000,000	[10]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				$ 63,000,000		$ 1,000,000	[7],[11]	$ 12,000,000		32,000,000	42,000,000	[9],[12]	(21,000,000)	[7],[11]	4,000,000	[8]	41,000,000	43,000,000	20,000,000	$ 64,000,000		$ 21,000,000	[12]	$ 54,000,000	65,000,000	[10],[13]	108,000,000	[10],[13]	125,000,000	[10],[13]
November 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired																															75.00%
Number of Facilities																															12
Payments to Acquire Businesses, Gross		$ 207,000,000	$ 209,000,000
Business Acquisition, Consideration Transferred, Working Capital		2,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets			30,000,000												66,000,000												66,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment			669,000,000												709,000,000												709,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets			177,000,000												184,000,000												184,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets			876,000,000												959,000,000												959,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt			193,000,000												198,000,000												198,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Current and Non-Current Liabilities			32,000,000												21,000,000												21,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities			225,000,000												219,000,000												219,000,000
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value			282,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			$ 369,000,000												740,000,000	[14]											740,000,000	[14]
Operating revenues																											57,000,000		8,000,000
Operating Income																											(6,000,000)		(9,000,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest																											(13,000,000)		(9,000,000)
Business Acquisition, Pro Forma Revenue																											850,000,000
Business Acquisition, Pro Forma Net Income(Loss), Including Portion Attributable to Noncontrolling Interest																											110,000,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual																									14,000,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual																									$ 1,000,000
Wind Farms [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts | MW				1,999	[1]	1,999	[2]	1,999												1,999	[1]				1,999
Wind Farms [Member] | November 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts | MW	[1],[2]																														814
Financial Institutions [Member] | November 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Taxable Income Allocation, Pre-Flip			99.00%																												99.00%
Taxable Income Allocation, Post-Flip			8.53%																												8.53%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value			$ 159,000,000					$ 159,000,000							199,000,000										$ 159,000,000		199,000,000
NRG [Member] | November 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value															135,000,000												135,000,000
Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities	[15]														5,533,000,000												5,533,000,000
Current assets	[16]														762,000,000												762,000,000
Property, Plant and Equipment, Net															5,300,000,000												5,300,000,000
Non-current assets	[15],[16]														1,773,000,000												1,773,000,000
Assets															7,835,000,000												7,835,000,000
Other Liabilities															310,000,000												310,000,000
Liabilities															5,843,000,000												5,843,000,000
Net Assets															1,992,000,000												1,992,000,000
Operating revenues								209,000,000	[8]	225,000,000	235,000,000		200,000,000		212,000,000	[8]	199,000,000	194,000,000	141,000,000								771,000,000	[17]	426,000,000	[17]
Operating Income								66,000,000	[8]	80,000,000	85,000,000		46,000,000		71,000,000	[8]	84,000,000	60,000,000	51,000,000								312,000,000	[17]	190,000,000	[17]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest								$ 13,000,000	[8]	$ 24,000,000	$ 38,000,000		$ (20,000,000)		$ 4,000,000	[8]	$ 37,000,000	$ 35,000,000	$ 23,000,000								$ 121,000,000	[17]	$ 134,000,000	[17]
Pre-Flip Point [Member] | November 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Percentage of Cash Available for Distributions			75.00%																												75.00%
Post-Flip Point [Member] | November 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Percentage of Cash Available for Distributions			68.60%																												68.60%
Pre-determined Date Through Flip Point If Flip Has Not Occured [Member] | Financial Institutions [Member] | November 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Percentage of Cash Available for Distributions			100.00%																												100.00%
Subsequent Event [Member] | November 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		207,000,000
Business Acquisition, Consideration Transferred, Working Capital		$ 2,000,000

[1]	Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of June 30, 2016.
[2]	a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of March 31, 2016.
[3]	Total net capacity excludes capacity for RPV Holdco and DGPV Holdco, which are consolidated by NRG, as further described in Note 5, Investments Accounted for by the Equity Method and Variable Interest Entities.
[4]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[7]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[8]	a) The Company's unaudited quarterly financial data was recast for the effect of the effect of the CVSR Drop Down.
[9]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[10]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[11]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[12]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[13]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[14]	Net Assets for NRG Wind TE Holdco as of December 31, 2014, includes noncontrolling interest of $199 million attributable to the TE Investor and $135 million attributable to NRG.
[15]	Retrospectively adjusted to reclassify deferred financing costs in accordance with ASU 2015-03, as further discussed in Note 2, Summary of Significant Accounting Policies.
[16]	(b) Retrospectively adjusted to reclassify deferred tax assets in accordance with ASU 2015-17, as further discussed in Note 2, Summary of Significant Accounting Policies.
[17]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.